Intangibles	12 Months Ended
Dec. 31, 2023
Intangible assets and goodwill [abstract]
Intangibles

NOTE 11: INTANGIBLES

Intangible assets other than goodwill

Intangible assets as of December 31, 2023 and 2022 consist of the following:

December 31, 2023	Acquisition Cost	Accumulated Amortization	Net Book Value
Port terminal operating rights	$54,481	$(16,980)	$37,501
Customer relationships	36,120	(29,022)	7,098
Total intangible assets	$90,601	$(46,002)	$44,599

December 31, 2022	Acquisition Cost	Accumulated Amortization	Net Book Value
Port terminal operating rights	$53,152	$(15,832)	$37,320
Customer relationships	36,120	(27,247)	8,873
Total intangible assets	$89,272	$(43,079)	$46,193

Following the completion of the Vimalcor acquisition in May 2023, the Company recognized an intangible asset of $1,329, relating to the port-terminal-operating right to be amortized until January 2029.

Amortization expense for each of the years ended December 31, 2023, 2022 and 2021, amounted to $2,923, $2,773 and $2,772, respectively.

The aggregate amortization of acquired intangibles will be as follows:

Description	Within One Year	Year Two	Year Three	Year Four	Year Five	Thereafter	Total
Port terminal operating rights	$1,229	$1,229	$1,229	$1,229	$1,076	$31,509	$37,501
Customer relationships	1,775	1,775	1,775	1,773	—	—	7,098
Total	$3,004	$3,004	$3,004	$3,002	$1,076	$31,509	$44,599

Goodwill

Goodwill resulted from acquisitions of businesses amounted to $104,096 in all periods presented. As of December 31, 2023, the Company performed impairment tests on goodwill and concluded that no impairment should be recognized. Refer to Note 2 (aa) ““Significant accounting judgments, estimates and assumptions”.

Goodwill totaling to $22,142, $40,868 and $41,086 has been allocated to the Port Terminal Business, the Barge Business and the Cabotage Business, respectively, for all periods presented.